Segment Information (Segment Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 7,200.0	$ 7,563.0
OM&G	1,918.0	1,879.0
Provincial, state and municipal taxes	427.0	433.0
Depreciation and amortization	1,162.0	1,049.0
Impairment charges	225.0	0.0
Income from equity investments	99.0	146.0
Other income (expenses), net	203.0	158.0
Interest expense, net	973.0	925.0
Income tax expense (recovery)	(159.0)	128.0
NCI in subsidiaries	1.0	1.0
Preferred stock dividends	73.0	66.0
Net income (loss) attributable to common shareholders	493.6	977.7
Capital expenditures	3,127.0	2,921.0
Segment Reporting Information, As at December 31
Total assets	42,951.0	39,480.0
Investments subject to significant influence	654.0	1,402.0
Goodwill	5,858.0	5,871.0	$ 6,012.0
Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Total operating revenues	5,872.0	5,746.0
Fuel for generation and purchased power	1,992.0	1,881.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,575.0	1,489.0
Fuel for generation and purchased power	396.0	527.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,451.0	3,548.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,855.0	1,671.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,595.0	1,510.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	566.0	526.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	(267.0)	308.0
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	7,200.0	7,563.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,460.0	3,556.0
OM&G	779.0	830.0
Provincial, state and municipal taxes	273.0	289.0
Depreciation and amortization	622.0	571.0
Impairment charges	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	66.0	69.0
Interest expense, net	265.0	271.0
Income tax expense (recovery)	94.0	117.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	641.0	627.0
Capital expenditures	1,942.0	1,736.0
Segment Reporting Information, As at December 31
Total assets	24,375.0	21,119.0
Investments subject to significant influence	0.0	0.0
Goodwill	5,035.0	4,628.0
Operating | Florida Electric Utility | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	852.0	920.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,855.0	1,671.0
OM&G	408.0	384.0
Provincial, state and municipal taxes	48.0	45.0
Depreciation and amortization	282.0	276.0
Impairment charges	0.0
Income from equity investments	73.0	109.0
Other income (expenses), net	28.0	32.0
Interest expense, net	168.0	170.0
Income tax expense (recovery)	(41.0)	(9.0)
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	232.0	247.0
Capital expenditures	481.0	450.0
Segment Reporting Information, As at December 31
Total assets	7,609.0	8,634.0
Investments subject to significant influence	475.0	1,236.0
Goodwill	0.0	0.0
Operating | Canadian Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	859.0	699.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,609.0	1,524.0
OM&G	454.0	405.0
Provincial, state and municipal taxes	103.0	91.0
Depreciation and amortization	182.0	126.0
Impairment charges	11.0
Income from equity investments	20.0	21.0
Other income (expenses), net	16.0	11.0
Interest expense, net	151.0	129.0
Income tax expense (recovery)	89.0	64.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	259.0	214.0
Capital expenditures	619.0	664.0
Segment Reporting Information, As at December 31
Total assets	8,439.0	7,735.0
Investments subject to significant influence	124.0	118.0
Goodwill	823.0	1,240.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	396.0	527.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	566.0	526.0
OM&G	143.0	130.0
Provincial, state and municipal taxes	3.0	3.0
Depreciation and amortization	69.0	68.0
Impairment charges	0.0
Income from equity investments	4.0	4.0
Other income (expenses), net	12.0	7.0
Interest expense, net	22.0	23.0
Income tax expense (recovery)	1.0	0.0
NCI in subsidiaries	1.0	1.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	48.0	37.0
Capital expenditures	81.0	63.0
Segment Reporting Information, As at December 31
Total assets	1,444.0	1,311.0
Investments subject to significant influence	55.0	48.0
Goodwill	0.0	0.0
Operating | Other Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	295.0	275.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	(248.0)	339.0
OM&G	154.0	151.0
Provincial, state and municipal taxes	0.0	5.0
Depreciation and amortization	7.0	8.0
Impairment charges	214.0
Income from equity investments	2.0	12.0
Other income (expenses), net	73.0	20.0
Interest expense, net	367.0	332.0
Income tax expense (recovery)	(302.0)	(44.0)
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	73.0	66.0
Net income (loss) attributable to common shareholders	(686.0)	(147.0)
Capital expenditures	4.0	8.0
Segment Reporting Information, As at December 31
Total assets	1,810.0	1,938.0
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	3.0
Operating | Other | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(42.0)	(53.0)
OM&G	(20.0)	(21.0)
Provincial, state and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Impairment charges	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	8.0	19.0
Interest expense, net	0.0	0.0
Income tax expense (recovery)	0.0	0.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, As at December 31
Total assets	(726.0)	(1,257.0)
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Financing costs	29.0	95.0
Intersegment Eliminations | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(14.0)	(13.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(42.0)	(53.0)
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	9.0	8.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	14.0	14.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 19.0	$ 31.0